Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended				6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 1,177,299	$ 1,147,632	$ 1,094,005		$ 1,177,299
Decreases (increases) in the Bank's before-tax annual earnings	39	44		$ 51
The unrealized foreign currency translation gains	331	329		$ 336
Derivative liabilities transferred into Level 3	0	0	0
Obligations Relating To Short Selling Of Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferredout of level two into level one	624	43	2,550
Liabilities transferred out of level one into level two	361	1,171	2,235
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	1,191	629	9,455
Assets transferred out of level one into level two	1,306	2,034	9,972
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	475	1,484	3,407
Assets transferred out of level one into level two	463	754	13,474
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	177,746				177,746
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	999,553				999,553
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	425,399	413,783	396,967		425,399
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	99,421	97,000	91,000		99,421
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	60,000	$ 59,000	$ 55,000		60,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 325,978				$ 325,978
Percentage of residential mortgage portfolio insured		29.00%	31.00%		28.00%
Percentage of residential mortgage portfolio uninsured to average loan value	47.00%	49.00%	49.00%		47.00%
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio		80.00%